Loans and Allowance for Credit Losses, Impaired Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Property	Dec. 31, 2022 USD ($) Property
With an allowance recorded [Abstract]
Unpaid principal balance		$ 0
Recorded investment		0
Total [Abstract]
Unpaid principal balance		2,099
Recorded investment		2,014
Allowance for Loan Losses Allocated		0
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		0
Interest income recognized - with an allowance recorded		0
Cash basis interest recognized - with an allowance recorded		0
Average impaired loans		2,067
Interest income recognized		128
Cash basis interest recognized		$ 128
Residential Real Estate [Member]
Impaired loans [Abstract]
Number of other real estate owned | Property	68	0
Mortgage loans in process of foreclosure	$ 348	$ 370
Commercial Real Estate [Member] | Owner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance		1,692
Recorded investment		1,607
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded		1,662
Interest income recognized - with no allowance recorded		97
Cash basis interest recognized - with no allowance recorded		97
Commercial Real Estate [Member] | Nonowner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance		379
Recorded investment		379
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded		382
Interest income recognized - with no allowance recorded		29
Cash basis interest recognized - with no allowance recorded		29
Consumer [Member] | Home Equity [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance		28
Recorded investment		28
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded		23
Interest income recognized - with no allowance recorded		2
Cash basis interest recognized - with no allowance recorded		$ 2